Shareholder Report	12 Months Ended
Dec. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Voya Variable Products Trust
Entity Central Index Key	0000916403
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024
C000023590
Shareholder Report [Line Items]
Fund Name	Voya MidCap Opportunities Portfolio
Class Name	Class ADV
Trading Symbol	IAMOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya MidCap Opportunities Portfolio for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class ADV	$131	1.22%

Expenses Paid, Amount	$ 131
Expense Ratio, Percent	1.22%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended December 31, 2024, the Fund underperformed the Russell Midcap® Growth Index due to security selection & allocation effects.

↑ Top contributors to performance: Stock selection effect within financials & real estate sectors, as well an underweight allocation in the information technology sector contributed to performance. Individual names including AppLovin Corp., and owning non-benchmark positions in Astera Labs, Inc. & Tenet Healthcare Corp. contributed to performance. Individual names including AppLovin Corp., and owning non-benchmark positions in Astera Labs, Inc. & Tenet Healthcare Corp. contributed to performance.

↓ Top detractors from performance:Stock selection effects within consumer discretionary, industrials & energy sectors detracted the most from performance. An underweight position in Palantir Technologies Inc., owning a non-benchmark position in lululemon athletica inc., & an overweight to MongoDB, Inc. detracted from performance.

Line Graph [Table Text Block]
	Class ADV	Russell 3000® Index	Russell Midcap® Growth Index	Russell Midcap® Index
2014	$10,000	$10,000	$10,000	$10,000
2015	$9,996	$10,048	$9,980	$9,756
2016	$10,674	$11,328	$10,712	$11,102
2017	$13,288	$13,722	$13,418	$13,158
2018	$12,227	$13,003	$12,781	$11,966
2019	$15,734	$17,036	$17,314	$15,621
2020	$22,106	$20,595	$23,477	$18,292
2021	$24,665	$25,880	$26,465	$22,422
2022	$18,377	$20,908	$19,394	$18,539
2023	$22,624	$26,335	$24,410	$21,732
2024	$26,054	$32,605	$29,806	$25,067

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class ADV	15.16%	10.61%	10.05%
Russell 3000® Index	23.81%	13.86%	12.55%
Russell Midcap® Growth Index	22.10%	11.47%	11.54%
Russell Midcap® Index	15.34%	9.92%	9.63%

AssetsNet	$ 1,107,301,293
Holdings Count | Holding	86
InvestmentCompanyPortfolioTurnover	82.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$1,107,301,293 # of Portfolio Holdings86 Portfolio Turnover Rate82% Investment Advisory Fees Paid$6,268,638
Holdings [Text Block]

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(1.7)%
Short-Term Investments	1.8%
Common Stock	99.9%

Largest Holdings [Text Block]

Top 10 Holdings

Palantir Technologies, Inc. - Class A	4.1%
AppLovin Corp. - Class A	4.1%
Datadog, Inc. - Class A	3.2%
Trade Desk, Inc. - Class A	3.0%
Blue Owl Capital, Inc.	2.8%
Tradeweb Markets, Inc. - Class A	2.7%
Royal Caribbean Cruises Ltd.	2.3%
Axon Enterprise, Inc.	2.2%
Monolithic Power Systems, Inc.	2.0%
Burlington Stores, Inc.	2.0%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund during the year ended December 31, 2024. For more complete information, you may review the Fund's Prospectus at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. Copies of the Prospectus can be requested by calling us at 1-800-992-0180. Effective May 1, 2024, the Fund's side letter expense agreement limits were increased.  In particular, the investment adviser is contractually obligated to limit expenses to 1.25%, 0.75%, 0.75%, 1.00%, and 1.15% for Class ADV, Class I, Class R6, Class S, and Class S2 shares, respectively, through May 1, 2026.

C000023591
Shareholder Report [Line Items]
Fund Name	Voya MidCap Opportunities Portfolio
Class Name	Class I
Trading Symbol	IIMOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya MidCap Opportunities Portfolio for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class I	$78	0.72%

Expenses Paid, Amount	$ 78
Expense Ratio, Percent	0.72%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended December 31, 2024, the Fund underperformed the Russell Midcap® Growth Index due to security selection & allocation effects.

↑ Top contributors to performance: Stock selection effect within financials & real estate sectors, as well an underweight allocation in the information technology sector contributed to performance. Individual names including AppLovin Corp., and owning non-benchmark positions in Astera Labs, Inc. & Tenet Healthcare Corp. contributed to performance. Individual names including AppLovin Corp., and owning non-benchmark positions in Astera Labs, Inc. & Tenet Healthcare Corp. contributed to performance.

↓ Top detractors from performance:Stock selection effects within consumer discretionary, industrials & energy sectors detracted the most from performance. An underweight position in Palantir Technologies Inc., owning a non-benchmark position in lululemon athletica inc., & an overweight to MongoDB, Inc. detracted from performance.

Line Graph [Table Text Block]
	Class I	Russell 3000® Index	Russell Midcap® Growth Index	Russell Midcap® Index
2014	$10,000	$10,000	$10,000	$10,000
2015	$10,052	$10,048	$9,980	$9,756
2016	$10,782	$11,328	$10,712	$11,102
2017	$13,487	$13,722	$13,418	$13,158
2018	$12,479	$13,003	$12,781	$11,966
2019	$16,140	$17,036	$17,314	$15,621
2020	$22,779	$20,595	$23,477	$18,292
2021	$25,528	$25,880	$26,465	$22,422
2022	$19,128	$20,908	$19,394	$18,539
2023	$23,632	$26,335	$24,410	$21,732
2024	$27,393	$32,605	$29,806	$25,067

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class I	15.91%	11.16%	10.60%
Russell 3000® Index	23.81%	13.86%	12.55%
Russell Midcap® Growth Index	22.10%	11.47%	11.54%
Russell Midcap® Index	15.34%	9.92%	9.63%

AssetsNet	$ 1,107,301,293
Holdings Count | Holding	86
InvestmentCompanyPortfolioTurnover	82.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$1,107,301,293 # of Portfolio Holdings86 Portfolio Turnover Rate82% Investment Advisory Fees Paid$6,268,638
Holdings [Text Block]

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(1.7)%
Short-Term Investments	1.8%
Common Stock	99.9%

Largest Holdings [Text Block]

Top 10 Holdings

Palantir Technologies, Inc. - Class A	4.1%
AppLovin Corp. - Class A	4.1%
Datadog, Inc. - Class A	3.2%
Trade Desk, Inc. - Class A	3.0%
Blue Owl Capital, Inc.	2.8%
Tradeweb Markets, Inc. - Class A	2.7%
Royal Caribbean Cruises Ltd.	2.3%
Axon Enterprise, Inc.	2.2%
Monolithic Power Systems, Inc.	2.0%
Burlington Stores, Inc.	2.0%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund during the year ended December 31, 2024. For more complete information, you may review the Fund's Prospectus at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. Copies of the Prospectus can be requested by calling us at 1-800-992-0180. Effective May 1, 2024, the Fund's side letter expense agreement limits were increased.  In particular, the investment adviser is contractually obligated to limit expenses to 1.25%, 0.75%, 0.75%, 1.00%, and 1.15% for Class ADV, Class I, Class R6, Class S, and Class S2 shares, respectively, through May 1, 2026.

C000163133
Shareholder Report [Line Items]
Fund Name	Voya MidCap Opportunities Portfolio
Class Name	Class R6
Trading Symbol	VMCRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya MidCap Opportunities Portfolio for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class R6	$78	0.72%

Expenses Paid, Amount	$ 78
Expense Ratio, Percent	0.72%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended December 31, 2024, the Fund underperformed the Russell Midcap® Growth Index due to security selection & allocation effects.

↑ Top contributors to performance: Stock selection effect within financials & real estate sectors, as well an underweight allocation in the information technology sector contributed to performance. Individual names including AppLovin Corp., and owning non-benchmark positions in Astera Labs, Inc. & Tenet Healthcare Corp. contributed to performance. Individual names including AppLovin Corp., and owning non-benchmark positions in Astera Labs, Inc. & Tenet Healthcare Corp. contributed to performance.

↓ Top detractors from performance:Stock selection effects within consumer discretionary, industrials & energy sectors detracted the most from performance. An underweight position in Palantir Technologies Inc., owning a non-benchmark position in lululemon athletica inc., & an overweight to MongoDB, Inc. detracted from performance.

Line Graph [Table Text Block]
	Class R6	Russell 3000® Index	Russell Midcap® Growth Index	Russell Midcap® Index
11/24/2015	$10,000	$10,000	$10,000	$10,000
2015	$9,809	$9,771	$9,788	$9,735
2016	$10,523	$11,016	$10,505	$11,078
2017	$13,163	$13,343	$13,160	$13,130
2018	$15,751	$12,644	$12,535	$11,941
2019	$15,751	$16,567	$16,981	$15,587
2020	$22,226	$20,027	$23,025	$18,253
2021	$24,924	$25,166	$25,956	$22,374
2022	$18,664	$20,332	$19,021	$18,499
2023	$23,069	$25,609	$23,941	$21,686
2024	$26,701	$31,706	$29,232	$25,013

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	Since Inception (11/24/2015)
Class R6	15.75%	11.13%	11.39%
Russell 3000® Index	23.81%	13.86%	13.52%
Russell Midcap® Growth Index	22.10%	11.47%	12.51%
Russell Midcap® Index	15.34%	9.92%	10.60%

AssetsNet	$ 1,107,301,293
Holdings Count | Holding	86
InvestmentCompanyPortfolioTurnover	82.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$1,107,301,293 # of Portfolio Holdings86 Portfolio Turnover Rate82% Investment Advisory Fees Paid$6,268,638
Holdings [Text Block]

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(1.7)%
Short-Term Investments	1.8%
Common Stock	99.9%

Largest Holdings [Text Block]

Top 10 Holdings

Palantir Technologies, Inc. - Class A	4.1%
AppLovin Corp. - Class A	4.1%
Datadog, Inc. - Class A	3.2%
Trade Desk, Inc. - Class A	3.0%
Blue Owl Capital, Inc.	2.8%
Tradeweb Markets, Inc. - Class A	2.7%
Royal Caribbean Cruises Ltd.	2.3%
Axon Enterprise, Inc.	2.2%
Monolithic Power Systems, Inc.	2.0%
Burlington Stores, Inc.	2.0%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund during the year ended December 31, 2024. For more complete information, you may review the Fund's Prospectus at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. Copies of the Prospectus can be requested by calling us at 1-800-992-0180. Effective May 1, 2024, the Fund's side letter expense agreement limits were increased.  In particular, the investment adviser is contractually obligated to limit expenses to 1.25%, 0.75%, 0.75%, 1.00%, and 1.15% for Class ADV, Class I, Class R6, Class S, and Class S2 shares, respectively, through May 1, 2026.

C000023592
Shareholder Report [Line Items]
Fund Name	Voya MidCap Opportunities Portfolio
Class Name	Class S
Trading Symbol	ISMOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya MidCap Opportunities Portfolio for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S	$105	0.97%

Expenses Paid, Amount	$ 105
Expense Ratio, Percent	0.97%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended December 31, 2024, the Fund underperformed the Russell Midcap® Growth Index due to security selection & allocation effects.

↑ Top contributors to performance: Stock selection effect within financials & real estate sectors, as well an underweight allocation in the information technology sector contributed to performance. Individual names including AppLovin Corp., and owning non-benchmark positions in Astera Labs, Inc. & Tenet Healthcare Corp. contributed to performance. Individual names including AppLovin Corp., and owning non-benchmark positions in Astera Labs, Inc. & Tenet Healthcare Corp. contributed to performance.

↓ Top detractors from performance:Stock selection effects within consumer discretionary, industrials & energy sectors detracted the most from performance. An underweight position in Palantir Technologies Inc., owning a non-benchmark position in lululemon athletica inc., & an overweight to MongoDB, Inc. detracted from performance.

Line Graph [Table Text Block]
	Class S	Russell 3000® Index	Russell Midcap® Growth Index	Russell Midcap® Index
2014	$10,000	$10,000	$10,000	$10,000
2015	$10,025	$10,048	$9,980	$9,756
2016	$10,728	$11,328	$10,712	$11,102
2017	$13,384	$13,722	$13,418	$13,158
2018	$12,354	$13,003	$12,781	$11,966
2019	$15,944	$17,036	$17,314	$15,621
2020	$22,443	$20,595	$23,477	$18,292
2021	$25,098	$25,880	$26,465	$22,422
2022	$18,773	$20,908	$19,394	$18,539
2023	$23,155	$26,335	$24,410	$21,732
2024	$26,753	$32,605	$29,806	$25,067

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class S	15.54%	10.91%	10.34%
Russell 3000® Index	23.81%	13.86%	12.55%
Russell Midcap® Growth Index	22.10%	11.47%	11.54%
Russell Midcap® Index	15.34%	9.92%	9.63%

AssetsNet	$ 1,107,301,293
Holdings Count | Holding	86
InvestmentCompanyPortfolioTurnover	82.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$1,107,301,293 # of Portfolio Holdings86 Portfolio Turnover Rate82% Investment Advisory Fees Paid$6,268,638
Holdings [Text Block]

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(1.7)%
Short-Term Investments	1.8%
Common Stock	99.9%

Largest Holdings [Text Block]

Top 10 Holdings

Palantir Technologies, Inc. - Class A	4.1%
AppLovin Corp. - Class A	4.1%
Datadog, Inc. - Class A	3.2%
Trade Desk, Inc. - Class A	3.0%
Blue Owl Capital, Inc.	2.8%
Tradeweb Markets, Inc. - Class A	2.7%
Royal Caribbean Cruises Ltd.	2.3%
Axon Enterprise, Inc.	2.2%
Monolithic Power Systems, Inc.	2.0%
Burlington Stores, Inc.	2.0%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund during the year ended December 31, 2024. For more complete information, you may review the Fund's Prospectus at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. Copies of the Prospectus can be requested by calling us at 1-800-992-0180. Effective May 1, 2024, the Fund's side letter expense agreement limits were increased.  In particular, the investment adviser is contractually obligated to limit expenses to 1.25%, 0.75%, 0.75%, 1.00%, and 1.15% for Class ADV, Class I, Class R6, Class S, and Class S2 shares, respectively, through May 1, 2026.

C000074884
Shareholder Report [Line Items]
Fund Name	Voya MidCap Opportunities Portfolio
Class Name	Class S2
Trading Symbol	IMOPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya MidCap Opportunities Portfolio for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S2	$121	1.12%

Expenses Paid, Amount	$ 121
Expense Ratio, Percent	1.12%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended December 31, 2024, the Fund underperformed the Russell Midcap® Growth Index due to security selection & allocation effects.

↑ Top contributors to performance: Stock selection effect within financials & real estate sectors, as well an underweight allocation in the information technology sector contributed to performance. Individual names including AppLovin Corp., and owning non-benchmark positions in Astera Labs, Inc. & Tenet Healthcare Corp. contributed to performance. Individual names including AppLovin Corp., and owning non-benchmark positions in Astera Labs, Inc. & Tenet Healthcare Corp. contributed to performance.

↓ Top detractors from performance:Stock selection effects within consumer discretionary, industrials & energy sectors detracted the most from performance. An underweight position in Palantir Technologies Inc., owning a non-benchmark position in lululemon athletica inc., & an overweight to MongoDB, Inc. detracted from performance.

Line Graph [Table Text Block]
	Class S2	Russell 3000® Index	Russell Midcap® Growth Index	Russell Midcap® Index
2014	$10,000	$10,000	$10,000	$10,000
2015	$10,012	$10,048	$9,980	$9,756
2016	$10,700	$11,328	$10,712	$11,102
2017	$13,329	$13,722	$13,418	$13,158
2018	$12,273	$13,003	$12,781	$11,966
2019	$15,818	$17,036	$17,314	$15,621
2020	$22,234	$20,595	$23,477	$18,292
2021	$24,825	$25,880	$26,465	$22,422
2022	$18,516	$20,908	$19,394	$18,539
2023	$22,843	$26,335	$24,410	$21,732
2024	$26,319	$32,605	$29,806	$25,067

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class S2	15.22%	10.72%	10.16%
Russell 3000® Index	23.81%	13.86%	12.55%
Russell Midcap® Growth Index	22.10%	11.47%	11.54%
Russell Midcap® Index	15.34%	9.92%	9.63%

AssetsNet	$ 1,107,301,293
Holdings Count | Holding	86
InvestmentCompanyPortfolioTurnover	82.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$1,107,301,293 # of Portfolio Holdings86 Portfolio Turnover Rate82% Investment Advisory Fees Paid$6,268,638
Holdings [Text Block]

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(1.7)%
Short-Term Investments	1.8%
Common Stock	99.9%

Largest Holdings [Text Block]

Top 10 Holdings

Palantir Technologies, Inc. - Class A	4.1%
AppLovin Corp. - Class A	4.1%
Datadog, Inc. - Class A	3.2%
Trade Desk, Inc. - Class A	3.0%
Blue Owl Capital, Inc.	2.8%
Tradeweb Markets, Inc. - Class A	2.7%
Royal Caribbean Cruises Ltd.	2.3%
Axon Enterprise, Inc.	2.2%
Monolithic Power Systems, Inc.	2.0%
Burlington Stores, Inc.	2.0%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund during the year ended December 31, 2024. For more complete information, you may review the Fund's Prospectus at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. Copies of the Prospectus can be requested by calling us at 1-800-992-0180. Effective May 1, 2024, the Fund's side letter expense agreement limits were increased.  In particular, the investment adviser is contractually obligated to limit expenses to 1.25%, 0.75%, 0.75%, 1.00%, and 1.15% for Class ADV, Class I, Class R6, Class S, and Class S2 shares, respectively, through May 1, 2026.

C000073995
Shareholder Report [Line Items]
Fund Name	Voya SmallCap Opportunities Portfolio
Class Name	Class ADV
Trading Symbol	ISOPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya SmallCap Opportunities Portfolio for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class ADV	$148	1.35%

Expenses Paid, Amount	$ 148
Expense Ratio, Percent	1.35%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended December 31, 2024, the Fund outperformed Russell 2000® Growth Index driven by stock selection.

↑ Top contributors to performance: Selection within the financials, consumer discretionary, industrials & health care sectors were the largest contributors. Individual top contributors for the year were Natera Inc. FTAI Aviation Ltd., & CAVA Group, Inc.

↓ Top detractors from performance: On a sector level, U.S. Residential, U.S. Office & U.S. Towers detracted. Positioning in the U.K., Hong Kong and Singapore hurt performance. Key individual detractors included Sun Communities, Rexford Industrial Realty & Digital Realty Trust.

Line Graph [Table Text Block]
	Class ADV	Russell 3000® Index	Russell 2000® Growth Index	Russell 2000® Index
2014	$10,000	$10,000	$10,000	$10,000
2015	$9,864	$10,048	$9,862	$9,559
2016	$11,127	$11,328	$10,978	$11,596
2017	$13,144	$13,722	$13,412	$13,295
2018	$11,002	$13,003	$12,164	$11,831
2019	$13,763	$17,036	$15,628	$14,850
2020	$17,305	$20,595	$21,040	$17,815
2021	$18,021	$25,880	$21,635	$20,455
2022	$13,790	$20,908	$15,932	$16,274
2023	$16,602	$26,335	$18,905	$19,029
2024	$19,637	$32,605	$21,770	$21,224

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class ADV	18.28%	7.37%	6.98%
Russell 3000® Index	23.81%	13.86%	12.55%
Russell 2000® Growth Index	15.15%	6.86%	8.09%
Russell 2000® Index	11.54%	7.40%	7.82%

AssetsNet	$ 220,166,054
Holdings Count | Holding	112
InvestmentCompanyPortfolioTurnover	115.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$220,166,054 # of Portfolio Holdings112 Portfolio Turnover Rate115% Investment Advisory Fees Paid$1,395,676
Holdings [Text Block]

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(2.8)%
Short-Term Investments	5.3%
Exchange-Traded Funds	1.4%
Common Stock	96.1%

Largest Holdings [Text Block]

Top 10 Holdings

ExlService Holdings, Inc.	2.4%
Globant SA	2.3%
FTAI Aviation Ltd.	2.3%
Skyline Champion Corp.	2.2%
Littelfuse, Inc.	1.8%
Western Alliance Bancorp	1.8%
Rambus, Inc.	1.7%
Piper Sandler Cos.	1.7%
Churchill Downs, Inc.	1.6%
Northern Oil and Gas, Inc.	1.6%

Material Fund Change [Text Block]
C000023597
Shareholder Report [Line Items]
Fund Name	Voya SmallCap Opportunities Portfolio
Class Name	Class I
Trading Symbol	IVSOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya SmallCap Opportunities Portfolio for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class I	$93	0.85%

Expenses Paid, Amount	$ 93
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended December 31, 2024, the Fund outperformed Russell 2000® Growth Index driven by stock selection.

↑ Top contributors to performance: Selection within the financials, consumer discretionary, industrials & health care sectors were the largest contributors. Individual top contributors for the year were Natera Inc. FTAI Aviation Ltd., & CAVA Group, Inc.

↓ Top detractors from performance: On a sector level, U.S. Residential, U.S. Office & U.S. Towers detracted. Positioning in the U.K., Hong Kong and Singapore hurt performance. Key individual detractors included Sun Communities, Rexford Industrial Realty & Digital Realty Trust.

Line Graph [Table Text Block]
	Class I	Russell 3000® Index	Russell 2000® Growth Index	Russell 2000® Index
2014	$10,000	$10,000	$10,000	$10,000
2015	$9,909	$10,048	$9,862	$9,559
2016	$11,237	$11,328	$10,978	$11,596
2017	$13,342	$13,722	$13,412	$13,295
2018	$11,224	$13,003	$12,164	$11,831
2019	$14,109	$17,036	$15,628	$14,850
2020	$17,828	$20,595	$21,040	$17,815
2021	$18,660	$25,880	$21,635	$20,455
2022	$14,351	$20,908	$15,932	$16,274
2023	$17,355	$26,335	$18,905	$19,029
2024	$20,634	$32,605	$21,770	$21,224

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class I	18.90%	7.90%	7.51%
Russell 3000® Index	23.81%	13.86%	12.55%
Russell 2000® Growth Index	15.15%	6.86%	8.09%
Russell 2000® Index	11.54%	7.40%	7.82%

AssetsNet	$ 220,166,054
Holdings Count | Holding	112
InvestmentCompanyPortfolioTurnover	115.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$220,166,054 # of Portfolio Holdings112 Portfolio Turnover Rate115% Investment Advisory Fees Paid$1,395,676
Holdings [Text Block]

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(2.8)%
Short-Term Investments	5.3%
Exchange-Traded Funds	1.4%
Common Stock	96.1%

Largest Holdings [Text Block]

Top 10 Holdings

ExlService Holdings, Inc.	2.4%
Globant SA	2.3%
FTAI Aviation Ltd.	2.3%
Skyline Champion Corp.	2.2%
Littelfuse, Inc.	1.8%
Western Alliance Bancorp	1.8%
Rambus, Inc.	1.7%
Piper Sandler Cos.	1.7%
Churchill Downs, Inc.	1.6%
Northern Oil and Gas, Inc.	1.6%

Material Fund Change [Text Block]
C000163134
Shareholder Report [Line Items]
Fund Name	Voya SmallCap Opportunities Portfolio
Class Name	Class R6
Trading Symbol	VRSCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya SmallCap Opportunities Portfolio for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class R6	$93	0.85%

Expenses Paid, Amount	$ 93
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended December 31, 2024, the Fund outperformed Russell 2000® Growth Index driven by stock selection.

↑ Top contributors to performance: Selection within the financials, consumer discretionary, industrials & health care sectors were the largest contributors. Individual top contributors for the year were Natera Inc. FTAI Aviation Ltd., & CAVA Group, Inc.

↓ Top detractors from performance: On a sector level, U.S. Residential, U.S. Office & U.S. Towers detracted. Positioning in the U.K., Hong Kong and Singapore hurt performance. Key individual detractors included Sun Communities, Rexford Industrial Realty & Digital Realty Trust.

Line Graph [Table Text Block]
	Class R6	Russell 3000® Index	Russell 2000® Growth Index	Russell 2000® Index
11/24/2015	$10,000	$10,000	$10,000	$10,000
2015	$9,586	$9,771	$9,610	$9,575
2016	$10,867	$11,016	$10,698	$11,615
2017	$12,902	$13,343	$13,070	$13,317
2018	$10,855	$12,644	$11,853	$11,851
2019	$13,646	$16,567	$15,228	$14,875
2020	$17,242	$20,027	$20,502	$17,844
2021	$18,041	$25,166	$21,082	$20,489
2022	$13,874	$20,332	$15,525	$16,301
2023	$16,779	$25,609	$18,422	$19,060
2024	$19,947	$31,706	$21,213	$21,260

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	Since Inception (11/24/2015)
Class R6	18.88%	7.89%	7.88%
Russell 3000® Index	23.81%	13.86%	13.52%
Russell 2000® Growth Index	15.15%	6.86%	8.62%
Russell 2000® Index	11.54%	7.40%	8.64%

AssetsNet	$ 220,166,054
Holdings Count | Holding	112
InvestmentCompanyPortfolioTurnover	115.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$220,166,054 # of Portfolio Holdings112 Portfolio Turnover Rate115% Investment Advisory Fees Paid$1,395,676
Holdings [Text Block]

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(2.8)%
Short-Term Investments	5.3%
Exchange-Traded Funds	1.4%
Common Stock	96.1%

Largest Holdings [Text Block]

Top 10 Holdings

ExlService Holdings, Inc.	2.4%
Globant SA	2.3%
FTAI Aviation Ltd.	2.3%
Skyline Champion Corp.	2.2%
Littelfuse, Inc.	1.8%
Western Alliance Bancorp	1.8%
Rambus, Inc.	1.7%
Piper Sandler Cos.	1.7%
Churchill Downs, Inc.	1.6%
Northern Oil and Gas, Inc.	1.6%

Material Fund Change [Text Block]
C000023598
Shareholder Report [Line Items]
Fund Name	Voya SmallCap Opportunities Portfolio
Class Name	Class S
Trading Symbol	IVPOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya SmallCap Opportunities Portfolio for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S	$120	1.10%

Expenses Paid, Amount	$ 120
Expense Ratio, Percent	1.10%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended December 31, 2024, the Fund outperformed Russell 2000® Growth Index driven by stock selection.

↑ Top contributors to performance: Selection within the financials, consumer discretionary, industrials & health care sectors were the largest contributors. Individual top contributors for the year were Natera Inc. FTAI Aviation Ltd., & CAVA Group, Inc.

↓ Top detractors from performance: On a sector level, U.S. Residential, U.S. Office & U.S. Towers detracted. Positioning in the U.K., Hong Kong and Singapore hurt performance. Key individual detractors included Sun Communities, Rexford Industrial Realty & Digital Realty Trust.

Line Graph [Table Text Block]
	Class S	Russell 3000® Index	Russell 2000® Growth Index	Russell 2000® Index
2014	$10,000	$10,000	$10,000	$10,000
2015	$9,887	$10,048	$9,862	$9,559
2016	$11,181	$11,328	$10,978	$11,596
2017	$13,244	$13,722	$13,412	$13,295
2018	$11,114	$13,003	$12,164	$11,831
2019	$13,934	$17,036	$15,628	$14,850
2020	$17,566	$20,595	$21,040	$17,815
2021	$18,336	$25,880	$21,635	$20,455
2022	$14,064	$20,908	$15,932	$16,274
2023	$16,968	$26,335	$18,905	$19,029
2024	$20,123	$32,605	$21,770	$21,224

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class S	18.59%	7.63%	7.24%
Russell 3000® Index	23.81%	13.86%	12.55%
Russell 2000® Growth Index	15.15%	6.86%	8.09%
Russell 2000® Index	11.54%	7.40%	7.82%

AssetsNet	$ 220,166,054
Holdings Count | Holding	112
InvestmentCompanyPortfolioTurnover	115.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$220,166,054 # of Portfolio Holdings112 Portfolio Turnover Rate115% Investment Advisory Fees Paid$1,395,676
Holdings [Text Block]

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(2.8)%
Short-Term Investments	5.3%
Exchange-Traded Funds	1.4%
Common Stock	96.1%

Largest Holdings [Text Block]

Top 10 Holdings

ExlService Holdings, Inc.	2.4%
Globant SA	2.3%
FTAI Aviation Ltd.	2.3%
Skyline Champion Corp.	2.2%
Littelfuse, Inc.	1.8%
Western Alliance Bancorp	1.8%
Rambus, Inc.	1.7%
Piper Sandler Cos.	1.7%
Churchill Downs, Inc.	1.6%
Northern Oil and Gas, Inc.	1.6%

Material Fund Change [Text Block]
C000074885
Shareholder Report [Line Items]
Fund Name	Voya SmallCap Opportunities Portfolio
Class Name	Class S2
Trading Symbol	ISCTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya SmallCap Opportunities Portfolio for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S2	$137	1.25%

Expenses Paid, Amount	$ 137
Expense Ratio, Percent	1.25%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended December 31, 2024, the Fund outperformed Russell 2000® Growth Index driven by stock selection.

↑ Top contributors to performance: Selection within the financials, consumer discretionary, industrials & health care sectors were the largest contributors. Individual top contributors for the year were Natera Inc. FTAI Aviation Ltd., & CAVA Group, Inc.

↓ Top detractors from performance: On a sector level, U.S. Residential, U.S. Office & U.S. Towers detracted. Positioning in the U.K., Hong Kong and Singapore hurt performance. Key individual detractors included Sun Communities, Rexford Industrial Realty & Digital Realty Trust.

Line Graph [Table Text Block]
	Class S2	Russell 3000® Index	Russell 2000® Growth Index	Russell 2000® Index
2014	$10,000	$10,000	$10,000	$10,000
2015	$9,869	$10,048	$9,862	$9,559
2016	$11,147	$11,328	$10,978	$11,596
2017	$13,182	$13,722	$13,412	$13,295
2018	$11,049	$13,003	$12,164	$11,831
2019	$13,828	$17,036	$15,628	$14,850
2020	$17,403	$20,595	$21,040	$17,815
2021	$18,144	$25,880	$21,635	$20,455
2022	$13,892	$20,908	$15,932	$16,274
2023	$16,740	$26,335	$18,905	$19,029
2024	$19,814	$32,605	$21,770	$21,224

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class S2	18.36%	7.46%	7.08%
Russell 3000® Index	23.81%	13.86%	12.55%
Russell 2000® Growth Index	15.15%	6.86%	8.09%
Russell 2000® Index	11.54%	7.40%	7.82%

AssetsNet	$ 220,166,054
Holdings Count | Holding	112
InvestmentCompanyPortfolioTurnover	115.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$220,166,054 # of Portfolio Holdings112 Portfolio Turnover Rate115% Investment Advisory Fees Paid$1,395,676
Holdings [Text Block]

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(2.8)%
Short-Term Investments	5.3%
Exchange-Traded Funds	1.4%
Common Stock	96.1%

Largest Holdings [Text Block]

Top 10 Holdings

ExlService Holdings, Inc.	2.4%
Globant SA	2.3%
FTAI Aviation Ltd.	2.3%
Skyline Champion Corp.	2.2%
Littelfuse, Inc.	1.8%
Western Alliance Bancorp	1.8%
Rambus, Inc.	1.7%
Piper Sandler Cos.	1.7%
Churchill Downs, Inc.	1.6%
Northern Oil and Gas, Inc.	1.6%

Material Fund Change [Text Block]